Note 3 - Discontinued Operations (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Restructuring Charges		$ 0			$ 3,000,000
Severance Costs					765,000
Inventory Write-down				206,000	948,000
Impairment of Leasehold					307,000
Goodwill, Impairment Loss					299,000
Impairment of Long-Lived Assets to be Disposed of					290,000
Other Asset Impairment Charges					367,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax			11,000	16,000	(6,500,000)
Escrow Deposit	200,000
Escrow Deposit Disbursements	$ 40,000